Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Contingencies

Note 19 – Contingencies

On July 16, 2018, Wangjing Technology (Suzhou) Co., Ltd. (“Wangjing Technology”) filed a copyright infringement dispute against Zhejiang Ebang and three other defendants. On January 1, 2016, due to production and operation needs, Zhejiang Ebang entrusted the fourth defendant Suzhou Qiao Network Technology Co., Ltd. (“Suzhou Qiao”) to carry out technical development (involving products: embedded software for gateway). In the process of technical cooperation, the software developed by the fourth defendant Suzhou Qiao was charged for copyright infringement and Zhejiang Ebang is thereby involved in the case. The plaintiff, Wangjing Technology sued the defendants in this case to jointly compensate the plaintiff for the economic losses and reasonable rights maintenance costs totaling RMB3 million (approximately $431,000). On August 6, 2020, Zhejiang Ebang received the judgment of the first trial of the case, and the judgment was as follows: 1) Zhejiang Ebang and Suzhou Qiao should immediately cease the infringement of the plaintiff’s software copyright. 2) Zhejiang Ebang and Suzhou Qiao should jointly compensate the plaintiff by RMB0.5 million (approximately $71,000). 3) Zhejiang Ebang should publish notices on its official website regarding the copyright infringement involved in the case for no less than 15 consecutive days. 4) The Court rejected the plaintiff’s other claims. Zhejiang Ebang has filed an appeal and the judgment of the first trial has not yet become effective due to the appeal. On January 27, 2021, the appeal has been held online for trial investigation. The result of this appeal is still pending. At current stage, the management of the Company, together with the trial counsel of this case, believe it is probable that the appeal might not be successful, and in turn, the Company might become liable for up to RMB0.5 million compensation pursuant to the judgment from the first trial. The Company has recorded an expense of RMB0.5 million related to this matter for the year ended December 31, 2021.

In April 2021, Chongqing Duomeiduo Culture Media Co., Ltd. (“DMD”) filed a civil action in the Beijing Chaoyang District People’ Court against the Company for sales contract disputes, claiming the Company and Borui Shikong Culture Communication Co., Ltd. to return the payment made for the contract in dispute, totaling RMB2 million and 30 bitcoins. On December 16, 2021, the case was transferred to Beijing Dongcheng District People's Court for trial. The date of the trial is not determined. At current stage, the management of the Company, together with the trial counsel of this case, believe the possibility of an unfavorable outcome is reasonably possible. However, the amount liable by the Company in the event of an unfavorable outcome, cannot be reasonably estimated.

From time to time, the Company is subject to legal proceedings and claims in the ordinary course of business. The Company records a liability when it is both probable that a liability will be incurred and the amount of the loss can be reasonably estimated. The Company reviews the need for any such liability on a regular basis.

Litigation settlement

In November 2019, the Company brought a claim against one of the Company’s customers and the ultimate beneficial owner of the mining machines (collectively, the “defendants”) in connection with a sale of 80,000 mining machines for an amount of RMB403 million (approximately $58 million) pursuant to a sales contract and a supplementary contract, alleging that the defendants only paid RMB13 million (approximately $2 million) of the total balance and seeking full payment of the outstanding RMB282 million (approximately $40 million) balance plus interest and hold both defendants jointly and severally liable. In August 2021, an agreement was reached between the Company and defendants following a mediation by the court, pursuant to which the defendants agree to pay a total of RMB272 million to the Company. When the sales contract was entered into in 2018, no associated revenue was recognized as the Company concluded the collection of the consideration was not probable. The Company has received RMB106 million (approximately $16 million) from the settlement during the year ended December 31, 2021 and such receipt was recorded as revenue in the consolidated statements of operations and comprehensive income (loss) because the contract has been terminated which leaves the Company no remaining obligations to transfer products and the receipt of consideration is nonrefundable.